Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
21.	RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company had transactions with during the years ended September 30, 2025 and 2024:

	Name	Relationship
(a)	Weiqi Huang	Director, Chairman of the Board, Chief Executive Officer
(b)	Gaokui Zhang	Shareholder of the Company
(c)	Xufeng Lu	Chief Technology Officer
(d)	Jiye He	Chief Information Officer
(e)	Yi Lin	Wife of Gaokui Zhang
(f)	Baili He	Mother of Gaokui Zhang
(g)	Skyline Tech Limited	A Company 100% owned by Weiqi Huang
(h)	Baili Group Limited	A Company 100% owned by Gaokui Zhang
(i)	Linshan Group Limited	Minority shareholder
(j)	Helios Tech Limited	Minority shareholder
(k)	Ningbo Yiqiying New Energy Co., Ltd.	Invested company of Zhejiang Pntech
(l)	Hubei Nanzhuo New Energy Co., Ltd.	Invested company of Zhejiang Pntech
(m)	Nanjing Xisheng Electric Power Co., Ltd	Invested company of Ningbo Skycorp Solar
(n)	Nanjing Xisheng Electric Power Development Co., Ltd	Invested company of Ningbo Skycorp Solar
(o)	Nanjing Xisheng New Energy Technology Co., Ltd.	Invested company of Ningbo Skycorp Solar
(p)	Nanjing Xisheng Electric Co., Ltd	Invested company of Ningbo Skycorp Solar
(q)	Suqian Shuyong New Energy Co., Ltd	Invested company of Zhejiang Pntech

Due from related parties

As of September 30, 2025 and 2024, balances due from related parties consisted of the following:

	As of September 30,
	2025	2024
Weiqi Huang	$—	$2,193,086
Gaokui Zhang	1,219,885	—
Yi Lin	25,753	—
Baili He	105,552	—
Jiye He	23,925	—
Ningbo Yiqiying New Energy Co., Ltd.	42,221	71,249
Nanjing Xisheng Electric Power Co., Ltd	1,525,649	—
Nanjing Xisheng Electric Power Development Co., Ltd	295,745	—
Nanjing Xisheng New Energy Technology Co., Ltd.	634,518	—
Nanjing Xisheng Electric Co., Ltd	75,943	—
Skyline Tech Limited (BVI)	31,000	31,000
Baili Group Limited (BVI)	15,500	15,500
Helios Tech Limited (BVI)	2,000	2,000
Linshan Group Limited (BVI)	1,500	1,500
Hubei Nanzhuo New Energy Co., Ltd.	28,147	—
Suqian Shuyong New Energy Co., Ltd.	150,649	142
Total due from related parties	$4,177,987	$2,314,477

The amounts due from related parties are interest free and repayment on demand.

Sales proceeds shall be received within six months from the date of invoice issuance. For purchase payments, a 100% advance payment is required prior to shipment.

Due to related parties

As of September 30, 2025 and 2024, balances due to related parties consisted of the following:

	As of September 30,
	2025	2024
Xufeng Lu	$18,328	$21,157
Weiqi Huang	695,808	—
Total due to related parties	$714,136	$21,157

The amounts due to related parties are interest free and repayment on demand.

Transactions with related parties

For the years ended September 30, 2025 and 2024, significant related parties transactions were as follows:

	For the year end September 30, 2025	For the year end September 30, 2024
Borrowings from related parties	(3,105,579)	(20,609)
Weiqi Huang	$(3,023,544)	$—
Gaokui Zhang	(82,035)	—
Xufeng Lu	—	(20,609)

Repayment of borrowings from related parties	394,915	284,589
Weiqi Huang	310,333	—
Gaokui Zhang	82,035	137,518
Xufeng Lu	2,547	138,807
Yi Lin	—	8,264
Advances made to related parties	1,472,950	2,493,575
Weiqi Huang	3,006	2,280,824
Gaokui Zhang	1,210,127	—
Yi Lin	26,606	—
Baili He	104,708	—
Suqian Shuyong New Energy Co., Ltd.	128,503	—
Ningbo Yiqiying New Energy Co., Ltd	—	212,751

Collection from related parties	(128,122)	(4,366,394)
Weiqi Huang	(127,129)	—
Yi Lin	(853)	(4,224,560)
Suqian Shuyong New Energy Co., Ltd.	(140)	—
Ningbo Yiqiying New Energy Co., Ltd	—	(141,834)

	Nature	For the year end September 30, 2025	For the year end September 30, 2024
Purchases
Nanjing Xisheng Electric Power Co., Ltd	Solar PV	582,998	—
Nanjing Xisheng New Energy Technology Co., Ltd.	Solar PV	1,862,925	—
Total		2,445,923	—

	Nature	For the year end September 30, 2025	For the year end September 30, 2024
Revenues
Nanjing Xisheng Electric Power Co., Ltd	Solar PV	566,073	—
Nanjing Xisheng New Energy Technology Co., Ltd.	Solar PV	625,903	—
Nanjing Xisheng Electric Co., Ltd	Solar PV	368	—
Suqian Shuyong New Energy Co., Ltd.	Solar PV	19,756	—
Ningbo Yiqiying New Energy Co., Ltd.	Solar PV	24,806	—
Hubei Nanzhuo New Energy Co., Ltd.	Solar PV	24,710	—
Total		1,261,616	—